Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2018
Retirement Benefits [Abstract]
Pension and other post-retirement benefits
Pension and other post-employment benefits
The following table lists the components of net benefit costs for the pension plans and OPEB in the unaudited interim consolidated statements of operations.

	Pension benefits
	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Service cost	$3,614	$3,600	$7,228	$7,200
Interest cost	4,555	4,987	9,110	9,973
Expected return on plan assets	(7,005)	(6,308)	(14,011)	(12,616)
Amortization of net actuarial loss (gain)	111	267	223	535
Amortization of prior service credits	(156)	(156)	(311)	(311)
Loss on curtailments and settlements	—	—	—	1,007
Amortization of regulatory assets/liability	2,594	3,141	5,157	5,803
Net benefit cost	$3,713	$5,531	$7,396	$11,591

	OPEB
	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Service cost	$1,487	$1,278	$2,974	$2,555
Interest cost	1,625	1,672	3,251	3,344
Expected return on plan assets	(1,849)	(1,620)	(3,697)	(3,240)
Amortization of net actuarial loss (gain)	(38)	(36)	(77)	(72)
Amortization of prior service credits	(65)	(65)	(131)	(131)
Amortization of regulatory assets/liability	973	407	1,534	537
Net benefit cost	$2,133	$1,636	$3,854	$2,993

As a result of the adoption of ASU 2017-07 (note 2(a)), the service cost components of pension plans and other post-employment benefits ("OPEB") are shown as part of operating expenses within operating income in the unaudited interim consolidated statements of operations. The remaining components of net benefit costs are considered non-service costs and have been included outside of operating income in pension and post-employment non-service costs in the unaudited interim consolidated statements of operations. The Company applied the practical expedient for retrospective application on the unaudited interim statement of operations and as such, the $2,289 and $4,829 of non-service costs for the three and six months ended June 30, 2017 has been reclassified from administrative expenses to pension and post-employment non-service costs.